Document and Entity Information	9 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--06-30
Entity Registrant Name	IREN Limited
Entity Central Index Key	0001878848
Entity File Number	001-41072
Entity Address, Address Line One	Level 6
Entity Address, Address Line Two	55 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU